STOCK OPTIONS AND WARRANTS (Details 2) (General and Administrative Expense [Member], USD $)	12 Months Ended		102 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation cost	$ 263,593	$ 332,347	$ 666,123